LOANS, FINANCING AND DEBENTURES - GUARANTEES FOR SUBSIDIARY (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Angra III | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 3,366,852
Angra III | Borrowings guranteed by Eletronuclear, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	3,013,276
Issuance of Debentures - Furnas | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	919,045
Belo Monte Transmissora de Energia SPE S.A | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	738,793
Miscellaneous - Furnas | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	462,780
Issuance Of Debenture - Furnas | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	455,608
Modernization of HPP Furnas and HPP LuizCarlos Barrreto de Carvalho | Borrowings guaranteed by Eletronorte, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	421,495
HPP Simplcio | Borrowings guranteed by Electrobas Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	355,323
Transmissora Sul Litornea de Energia | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	350,537
Livramento Wind Complex - Entorno II | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	322,351
Chesf Corporate Projects | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	237,915
Chesf Corporate Projects 3 | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	95,121
CGT Eletrosul Corporate Projects | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	55,823
CGT Eletrosul Corporate Projects | Borrowings guranteed by Electrobas Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	48,224
CGT Eletrosul Corporate Projects | Borrowings guranteed by CGT Eletrosul, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	28,607
20122014 Investment Plan | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	151,704
Linha Verde Transmissora de Energia S.A. | Borrowings guranteed by CGT Eletrosul, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	156,283
Corporate Financing | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	104,851
Corporate Transmission Projects | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	243,027
HPP Sao Domingos | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	110,038
Transmissora Sul Litoranea de Energia S.A. - TSLE | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	121,415
Transmissora Delmiro Gouveia | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	102,598
HPP Batalha | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	78,042
HPP Passo Sao Joao | Borrowings guranteed by Chesf, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	75,932
Innovation Projects | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	45,254
RS Energia | Borrowings guaranteed by Chesf Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	18,260
HPP Baguari | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	19,839
Expansion of the South Transmission System | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	18,368
Brazil-Uruguay Interconnection | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	13,787
SC Energia | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	9,405
HPP Mau | Borrowings guranteed by Electrobas Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	163,333
Support to the Working Capital Structure | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	185,717
Wind farms Casa Nova II and III | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	155,676
Guarantees of controlled companies
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 12,645,279	R$ 15,324,770